                           PROTECTED EQUITY PORTFOLIO
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Protected Equity Portfolio issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

The Variable Funding Options available under all Contracts are:

  METROPOLITAN SERIES FUND
  BlackRock Money Market Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class D

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   9%(1)
(as a percentage of the Purchase Payment withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   9%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                9%
          2 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                4%
          8 years               9 years                3%
          9 years               10 years               2%
         10+ years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:


 YEARS SINCE INITIAL PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                9%
          2 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                4%
          8 years               9 years                3%
          9 years               10 years               2%
         10+ years                                     0%

(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge............ 1.25%
Principal Protection Fee (maximum)........... 2.50%*
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 3.90%

------------
* Generally, the Principal Protection Fee will be between 1.25% and 2.50%. The actual charge will vary due to market conditions and will be determined by us. The actual charge is set forth in your Contract and is nonrefundable (see "Charges and Deductions -- Principal Protection Fee" for more information).


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       0.38%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 MetLife Stock Index Portfolio -- Class D........    0.25%     0.10%            0.03%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------- --------------- -------------- ---------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio --
  Class A........................................       --            0.35%           0.01%         0.34%
 MetLife Stock Index Portfolio -- Class D........       --            0.38%           0.01%         0.37%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

                             THE ANNUITY CONTRACT
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THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            FUNDING OPTION                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND
BlackRock Money Market Portfolio --   Seeks a high level of current income    MetLife Advisers, LLC
 Class A                              consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                      capital.
MetLife Stock Index Portfolio --      Seeks to track the performance of the   MetLife Advisers, LLC
 Class D                              Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                      Stock Price Index.                      Management, LLC

                              OWNERSHIP PROVISIONS
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The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-874-1225 to make such changes.



                               OTHER INFORMATION
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FINANCIAL STATEMENTS


The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.